Intangible Assets and Goodwill (Summary of Goodwill) (Details) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Goodwill [Roll Forward]
Balance at June 30, 2015		$ 11,270,000	$ 24,722,000	$ 24,722,000
Acquisition of DDGG	$ 3,350,000
Impairments of goodwill			$ (1,672,000)	0	$ 0
Balance at June 30, 2016	$ 11,270,000	18,859,000		11,270,000	$ 24,722,000
Rant, Inc.
Goodwill [Roll Forward]
Acquisition of DDGG		$ 7,589,000
DDGG
Goodwill [Roll Forward]
Acquisition of DDGG				1,591,000
Wetpaint
Goodwill [Roll Forward]
Impairments of goodwill				(10,708,000)
Choose Digital
Goodwill [Roll Forward]
Impairments of goodwill				$ (4,335,000)